Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Activities:
Net loss	$ (1,946,000)	$ (3,008,000)	$ (15,918,000)	$ (12,127,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value of common shares issued for services and vested stock options	943,000	851,000	4,178,000	3,415,000
Financing costs		84,000	1,625,000	798,000
Amortization of debt discount	137,000	1,054,000	1,658,000	1,468,000
Change in fair value of derivative liability	(2,092,000)	(944,000)	(1,862,000)	1,167,000
Debt extinguishment costs, net			(1,536,000)	534,000
Depreciation and amortization	363,000	4,000	1,042,000	20,000
Amortization of right-of-use assets	135,000		349,000
Allowance for Inventory reserve	(2,000)		(14,000)
Allowance for doubtful account	50,000		199,000
Effect of changes in assets and liabilities:
Accounts receivable	9,000	(6,000)	(380,000)	(1,000)
Prepaid expenses	(12,000)	(129,000)	(11,000)	(42,000)
Inventory	30,000		127,000
Other assets	(45,000)	(44,000)	(41,000)	2,000
Accounts payable, accrued expenses, and accrued interest	255,000	1,047,000	2,123,000	609,000
Operating lease liability	(47,000)		(220,000)
Deferred revenue and Customer deposits	(44,000)	2,000	(428,000)
Deferred incentive compensation			1,042,000
Deferred revenue			(51,000)
Net cash used in operating activities	(2,266,000)	(1,089,000)	(8,118,000)	(4,157,000)
Investing Activities:
Acquisition of subsidiary			(15,000,000)
Cash acquired from acquisition of subsidiary			557,000
Purchases of property and equipment	(121,000)		(146,000)
Net cash used by investing activities	(121,000)		(14,589,000)
Financing Activities:
Proceeds from sale of common stock	3,430,000		18,525,000	2,979,000
Proceeds from sale of preferred stock			4,688,000
Proceeds from notes payable		350,000	1,300,000
Advances on future receipts			728,000
Proceeds from convertible note payable		432,000	432,000	1,772,000
Proceeds from exercise of put option				1,000,000
Proceeds from option exercise				34,000
Proceeds from warrant exercise			45,000	22,000
Proceeds from related party note payable			58,000
Payment of convertible notes payable			(2,025,000)	(845,000)
Payment of notes payable	(411,000)		(630,000)
Payment of related party notes payable		58,000	(58,000)
Payment of advances of future receipts	(411,000)		(7,000)
Deferred offering costs		(326,000)		(162,000)
Repurchase common stock				(20,000)
Net cash provided by financing activities	3,019,000	514,000	23,056,000	4,780,000
Net change in cash	632,000	(575,000)	349,000	623,000
Cash - beginning of period	983,000	634,000	634,000	11,000
Cash - end of period	1,615,000	59,000	983,000	634,000
Supplemental disclosures of cash flow information:
Cash paid for interest	10,000	32,000	146,000	402,000
Cash paid for income taxes			2,000	1,000
Supplemental disclosure of non-cash investing and financing activities:
Fair value of common stock issued upon acquisition of subsidiary			7,820,000
Conversion of note payable and accrued interest to common stock			1,410,000	3,066,000
Common stock issued to settle accrued officer's salary				582,000
Fair value of derivative liability from issuance of convertible debt, inducement shares and warrant features		388,000	6,561,000	1,694,000
Fair value of derivative liability from issuance of warrants to Series A stockholders considered as a deemed dividend	3,951,000
Fair value of common shares, warrants and beneficial conversion feature of issued convertible note		$ 128,000	592,000
Offset of deferred offering costs to proceeds received			162,000
Common stock issued to settle accounts payable			10,000
Assets acquired from the acquisition of Verb Direct, LLC			3,364,000
Liabilities assumed from the acquisition of Verb Direct, LLC			$ 3,221,000